SEGMENT INFORMATION - Net Loss by Segment (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Segment Reporting Information
Number of operating segments | segment	2		3
Total revenue	$ 1,647,990	$ 1,664,188	$ 7,120,040	$ 3,666,346
Costs and expenses			(6,856,346)	(3,443,897)
Segment operating (loss) income			263,694	222,449
Corporate expenses			(7,882,516)	(14,030,707)
Net loss from continuing operations			(7,618,822)	(13,808,258)
Continuing Operations [Member]
Segment Reporting Information
Total revenue	1,633,518	1,647,459
Costs and expenses	(1,784,569)	(1,616,487)
Segment operating (loss) income	(151,051)	30,972
Corporate expenses	(2,208,017)	(1,892,293)
Net loss from continuing operations	(2,359,068)	(1,861,321)
Operating segments | Operations
Segment Reporting Information
Total revenue	1,296,229	1,647,459	5,195,000	3,570,909
Costs and expenses	(1,266,727)	(1,616,487)	(5,312,427)	(3,372,174)
Segment operating (loss) income	29,502	$ 30,972	(117,427)	$ 198,735
Operating segments | Cultivation
Segment Reporting Information
Total revenue	649,333		2,279,867
Costs and expenses	(797,708)		(1,865,399)
Segment operating (loss) income	(148,375)		414,468
Eliminations
Segment Reporting Information
Total revenue	(312,044)		(458,664)
Costs and expenses	279,866		446,480
Segment operating (loss) income	$ (32,178)		$ (12,184)